Summary of Significant Accounting Policies - Earnings Per Share (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Summary of Significant Accounting Policies
Net income, representing undistributed earnings available to ordinary shareholder-basic and diluted	$ 27,048,063	¥ 176,737,444	¥ 63,710,958	¥ 128,854,649
Weighted average number of ordinary shares outstanding - basic and diluted	25,725,000	25,725,000	25,725,000	25,725,000
Basic and diluted (in dollars per share) | (per share)	$ 1.05	¥ 6.87	¥ 2.48	¥ 5.01
Operating Risk
concentration of risk	54.80%	54.80%